[LOGO] Tax Free
                                                            Fund of
                                                            Vermont

Vermont Fund Advisors, Inc.
128 Merchants Row
Rutland, Vermont 05701
1-800-675-3333

                                                      Semiannual
                                                      Report to
                                                      Shareholders
                                                      June 30, 1996

[LARGE VT LOGO]

                                                                   June 30, 1996

To the Shareholders of
Tax Free Fund of Vermont:

During the first six months of 1996, your Fund performed among the top state tax free bond funds despite a weak performance by the municipal bond market in general. Interest rates on tax exempt bonds increased almost continuously throughout the entire first half of 1996 and municipal bonds accordingly decreased in value. The Fund's excellent performance was achieved principally as a result of the management of the Fund to realize substantial gains on pre-refunded bond positions held in the Fund's portfolio. Your Fund's net asset value, reflecting these circumstances, decreased from $9.96 per share at year end 1995 to $9.83 per share on June 30, 1996.

Also during the first half of 1996 the Fund continued to make significant progress toward achieving its objective of reducing the ratio of expenses to average net assets. During the first six months of 1995, the Fund reduced its expense ratio by 9%, from 1.49% to 1.38%. The continuous improvement in this important ratio since the inception of the Fund demonstrates that the Fund is achieving success in reducing the cost of operating the Fund and thereby increasing the income return to shareholders.

The Fund has maintained both the diversity and the credit quality of the bondholdings in the Fund's investment grade portfolio. As of June 30, 1996, the Fund's portfolio included securities of 16 different tax-exempt issuers. The credit quality of the Fund's portfolio as of June 30, 1996 was as follows:

                                        Percent of
                     Rating              Portfolio
                    Category              Assets
                  -----------        ---------------
                     AAA                   6.9%
                     AA                    8.5
                     A                    21.9
                     BBB                  62.7

The Fund paid dividends totalling 22.3 cents per share during the first six months of 1996.

The Tax Free Fund of Vermont offers Vermont residents a no load tax free mutual fund that earns income free of both federal and Vermont income taxes. We encourage you to call us toll-free or visit our office to discuss any aspect of the Fund's management or operation. In addition, your suggestions, comments and advice are always welcomed. Thank you again for your confidence, investment in and support of the Fund.

                                      Yours truly,
                                      /s/ John T. Pearson
                                          John T. Pearson
                                          President

TAX FREE FUND OF VERMONT, INC.

PORTFOLIO OF INVESTMENTS
June 30, 1996
Unaudited

Municipal Bonds (94.7%)                               Maturity   Principal       Market
                                              Rate      Date      Amount         Value
                                               ----    -------    --------   ------------
Vermont (93.3%)
Vermont Educational and
  Health Buildings Agency
  1991 Revenue Bond (FHA Insured)
  (Helen Porter Nursing Home Project)        7.1%    02/01/31  $  275,000     $  290,813
Vermont Educational and
  Health Buildings Agency
  1996 Revenue Bond
  (St. Michael's College Project)            6.0     04/01/21     350,000        349,125
Vermont Educational and
  Health Buildings Financing Agency
  1996 Revenue Bond
  (Middlebury College Project)               5.375   11/01/26     300,000        276,375
Vermont Educational and
  Health Buildings Financing Agency
  1994 Revenue Bond
  (St. Johnsbury Academy Project)            7.15    04/15/14   1,115,000      1,174,931
Vermont Educational and
  Health Buildings Financing Agency
  1994 Revenue Bond
  (St. Johnsbury Academy Project)            7.375   04/15/24     200,000        212,250
Vermont Educational and
  Health Buildings Financing Agency
  1993 Revenue Bond
  (Champlain College Project)                6.0     10/01/13     245,000        248,981
Vermont Educational and
  Health Buildings Financing Agency
  1994 Revenue Bond
  (Landmark College Project)                 7.15    11/01/14     325,000        353,844
Vermont Educational and
  Health Buildings Financing Agency
  1996 Revenue Bond
  (Lyndon Institute Project)                 6.6     12/01/14     350,000        360,938
Swanton, Vermont
  1993 Village Electric System
  Revenue Bond                               6.7     12/01/23   1,650,000      1,722,187
Vermont Housing Finance Agency
  Single Family Mortgage-Backed
  Bond, 1990 Series 1                        7.3     05/01/05     275,000        283,250
Vermont Housing Finance Agency
  Single Family Mortgage-Backed
  Bond, 1989 Series A                        7.85    12/01/29     265,000        276,925
Vermont Housing Finance Agency
  Single Family Mortgage-Backed
  Bond, 1988 Series B                        8.1     06/01/22     380,000        395,675

                See accompanying notes to financial statements.

                                      2

                                                      Maturity   Principal       Market
                                              Rate      Date      Amount         Value
                                               ----    -------    --------   ------------
Vermont (Continued)
Vermont Housing Finance Agency
  Single Family Mortgage-Backed
  Bond, 1990 Series 1                        6.8%    05/01/25    $100,000     $  103,000
Vermont Housing Finance Agency
  Single Family Mortgage-Backed
  Bond, 1994 Series 5                        6.875   11/01/16     100,000        103,750
St. Albans, Vermont
  Bellow Free Academy
  General Obligation Bond                    5.6     07/01/16     160,000        154,400
Vermont Student Assistance
  Corporation, 1992 Series B
  Revenue Bond                               6.7     12/15/12     300,000        315,000
 Total Vermont Bonds                                                           6,621,444
                                                                               ----------
Puerto Rico (1.4%)
  Puerto Rico Public Building
   Authority, 1993 Series L
   Revenue Bond                              5.75    07/01/16     100,000         97,125
  Total Puerto Rico Bonds                                                         97,125
                                                                               ----------
  Total investments in securities
    (Cost $6,615,888) (94.7%) (1)                                              6,718,569
  Other assets and liabilities, net (5.3%)                                       376,097
                                                                               ----------
  Net assets (100%)                                                           $7,094,666
                                                                               ==========

(1) The cost of investments for federal income tax purposes amounted to $6,615,888.
    Gross unrealized appreciation and depreciation of investments based on identified tax cost at June 30, 1996 are as follows:

    Gross unrealized appreciation                                             $  138,201
    Gross unrealized depreciation                                                (35,520)
                                                                               ----------
    Net unrealized appreciation                                               $  102,681
                                                                               ==========

                See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1996
Unaudited

ASSETS
------
Investments in securities at market value (identified cost $6,615,888) (Note 1-A)              $6,718,569
Cash                                                                                                9,893
Receivable for
  Investments sold                                                                                333,157
  Interest                                                                                         71,436
Prepaid expenses and other assets                                                                  58,151
Due from fund adviser                                                                               5,901
                                                                                                 ---------
  Total assets                                                                                  7,197,107
                                                                                                 ---------
LIABILITIES
-----------
Accrued expenses                                                                                  102,441
                                                                                                 ---------
  Total liabilities                                                                               102,441
                                                                                                 ---------
NET ASSETS
----------
 (Applicable to 721,588 shares outstanding, $.01 par value, 10,000,000 shares authorized)      $7,094,666
                                                                                                 =========
NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
--------------------------------------------------------
  ($7,094,666 / 721,588)                                                                            $9.83
                                                                                                 =========
NET ASSETS
----------
At June 30, 1996, net assets consisted of:
 Paid-in capital                                                                               $7,129,840
 Accumulated net realized loss on investments                                                    (137,855)
 Unrealized appreciation of investments                                                           102,681
                                                                                                 ---------
                                                                                               $7,094,666
                                                                                                 =========

STATEMENT OF OPERATIONS
Six months ended June 30, 1996
Unaudited

INVESTMENT INCOME
-----------------
 Income
  Interest                                                                                      $ 205,441
                                                                                                  --------
 Expenses
  Investment advisory fees (Note 4)                                                                24,446
  Audit and legal fees                                                                              5,151
  Insurance                                                                                         5,593
  Printing and postage                                                                              5,939
  Administrative and shareholder services (Note 4)                                                  4,938
  Custody fees                                                                                      1,253
  Portfolio pricing costs                                                                             602
  Registration fees                                                                                (1,101)
  Directors fees and expenses                                                                       1,240
  Other                                                                                               269
                                                                                                  --------
  Total expenses                                                                                   48,330
                                                                                                  --------
   Net investment income                                                                          157,111
                                                                                                  --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
 Net realized gain on investments sold                                                             46,418
 Net change in unrealized appreciation                                                           (134,072)
                                                                                                  --------
   Net gain on investments                                                                        (87,654)
                                                                                                  --------
    Net increase in net assets resulting from operations                                        $  69,457
                                                                                                  ========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
Six months ended June 30, 1996
Unaudited

                                                                                          1996
                                                                                       ----------
INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------
 Net investment income                                                                 $  157,111
 Net realized gain (loss) on investments                                                   46,418
 Net change in unrealized appreciation                                                   (134,072)
                                                                                          --------
  Net increase in net assets resulting from operations                                     69,457
DISTRIBUTIONS TO SHAREHOLDERS FROM
----------------------------------
  Net investment income                                                                  (157,111)
CAPITAL SHARE TRANSACTIONS (Note 3)
-----------------------------------
  Increase in net assets resulting from capital share transactions                        221,588
                                                                                          --------
   Total increase in net assets                                                           133,934
NET ASSETS
----------
 Beginning of period                                                                    6,960,732
                                                                                          --------
 End of period                                                                         $7,094,666
                                                                                          ========

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                                                    January 1, 1996     Year Ended
                                                                          to           December 31,
                                                                     June 30, 1996         1995
                                                                   ----------------    ------------
NET ASSET VALUE
---------------
Beginning of period                                                     $ 9.96            $ 9.30
                                                                      --------------     ----------
 Income from investment operations
  Net investment income                                                    .22               .49
  Net gain (loss) on securities (both realized and unrealized)            (.13)              .66
                                                                      --------------     ----------
  Total from investment operations                                         .09              1.15
                                                                      --------------     ----------
 Less distributions
  Dividends from net investment income                                    (.22)             (.49)
                                                                      --------------     ----------
 End of period                                                          $ 9.83            $ 9.96
                                                                      ==============     ==========

TOTAL RETURN
------------                                                              1.81%(1)         12.65%
RATIOS/SUPPLEMENTAL DATA
------------------------
 Net assets at end of period (000's)                                    $7,095            $6,961
 Ratio of expenses to average net assets                                  1.38%(1)          1.49%
 Ratio of net investment income to average net assets                     4.49%(1)          5.06%
PORTFOLIO TURNOVER                                                          77%              182%
------------------

(1) Annualized

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1996
Unaudited

(1) Summary of Significant Accounting Policies

The Tax Free Fund of Vermont, Inc. (the "Fund") was incorporated under the laws of the State of Vermont on May 20, 1991. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company. The Fund's investment goal is to seek the highest level of current income exempt from Federal and Vermont income taxes for shareholders as is consistent with the prudent investment management of the principal invested by shareholders.

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 (A) Security Valuation
     Portfolio securities are valued by an independent pricing service using market quotations, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors.

 (B) Security Transactions and Investment Income
     Security transactions are accounted for on the trade date. Interest income is accrued on a daily basis. Bond premiums and discounts are amortized/accreted as required by the Internal Revenue Code.

 (C) Income Taxes
     It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution of all taxable income to the Fund's shareholders. Therefore, no Federal income tax provision is required. By qualifying as a "regulated investment company" for Federal income tax purposes, the Fund is not subject to Vermont income taxes on net income and net capital gains, if any, that are distributed to the Fund's shareholders. Dividends paid by the Fund to shareholders which qualify as "exempt interest dividends" for Federal income tax purposes are also excludable from shareholders' gross income for Vermont state income tax purposes so long as the total assets of the Fund are invested in Vermont Municipal Bonds and Other Municipal Bonds as defined in the prospectus. The Fund intends to avoid excise tax liability by making the required distributions under the Internal Revenue Code.

 (D) Distributions to Shareholders
     The Fund intends to declare daily and distribute monthly to its shareholders dividends from net investment income and to declare and distribute annually net realized long-term capital gains, if any. Each distribution will be made in shares or, at the option of the shareholder, in cash.

 (E) Use of Estimates
     In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Purchases and Sales of Securities

Realized gains and losses are recorded on the specific identification method. Costs of purchases and proceeds from sales of securities for the Fund for the six months ended June 30, 1996 aggregated $5,844,350 and $5,044,156, respectively.

June 30, 1996
(Unaudited)

(3) Capital Share Transactions

Transactions in shares of the Fund for the six months ended June 30, 1996 were as follows:

                                                    Shares      Amount
                                                    -------    --------
Shares sold                                          53,796   $ 533,099
Shares issued in reinvestment of dividends            9,738      96,470
Shares redeemed                                     (40,963)   (407,981)
                                                      -----      ------
Net increase                                         22,571   $ 221,588
                                                      =====      ======

(4) Investment Advisory Fee and Other Transactions with Affiliates

As compensation for its management services, the Fund has agreed to pay Vermont Fund Advisors, Inc. (the "Advisor") a fee computed at the annual rate of .7% (seven-tenths of 1 percent) of average daily net asset value. However, the Advisor may voluntarily waive or refund investment advisory fees payable to it under the Advisory Agreement and assume and pay or otherwise reimburse the Fund for other operating expenses to whatever extent deemed necessary and appropriate. There was no reimbursement made by the Advisor for the six months ended June 30, 1996.

In addition, the Fund has entered into an Administrative Services Agreement with the Advisor. The Agreement provides for a fee computed at a rate of .08% (eight-one hundredths of 1 percent) on the average daily net asset value of the Fund to be paid for administrative services received by the Fund. For the six months ended June 30, 1996, administrative services fees paid by the Fund totaled $2,794.

The president, director and sole shareholder of the Advisor also serves as president and as a director of the Fund. Officers of the Fund receive no compensation directly from the Fund. The directors of the Fund were paid $700 in fees for the six months ended June 30, 1996.

(5) Concentration of Credit Risk

The Fund invests a substantial portion of its investments in debt obligations issued by the State of Vermont and its political sub-divisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Vermont municipal securities than is a fund that is not concentrated in these issuers to the same extent.